SEGMENT INFORMATION - Net sales by product (Details) - BRL (R$) R$ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
SEGMENT INFORMATION
Net sales	R$ 11,519,655	R$ 9,844,439	R$ 21,262,490	R$ 18,733,605
Market pulp
SEGMENT INFORMATION
Net sales			R$ 17,496,421	R$ 16,038,957
Fluff pulp
SEGMENT INFORMATION
Percentage of total net sales			0.81%	0.70%
Printing and writing paper
SEGMENT INFORMATION
Net sales			R$ 3,089,666	R$ 2,149,273
Tissue
SEGMENT INFORMATION
Percentage of total net sales			2.54%	2.20%
Paperboard
SEGMENT INFORMATION
Net sales			R$ 644,809	R$ 524,146
Other products
SEGMENT INFORMATION
Net sales			R$ 31,594	R$ 21,229